Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023
PAY-VERSUS-PERFORMANCE

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #1 1	COMPENSATION ACTUALLY PAID TO PEO #1 1,2	SUMMARY COMPENSATION TABLE TOTAL FOR PEO #2 1,2	COMPENSATION ACTUALLY PAID TO PEO #2 2	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS 3	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS 2,3	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (LOSS) ($ IN MM)		NON-GAAP OP 5 ($ IN MM)
							COMPANY TSR 4	PEER GROUP TSR 4
2023	$2,248,413	$1,562,882			$1,683,294	$1,508,530	$134.65	$105.81	$1,376.10	6	$344.39
2022	$5,660,334	$1,604,309	$4,291,389	$(9,050,186)	$2,715,165	$698,389			$(581.4)		$197.50
2021			$26,169,529	$16,042,728	$3,586,248	$1,842,238			$(78.80)		$332.70
2020			$5,312,150	$4,760,010	$1,648,091	$1,542,660			$(269.10)		$335.40

1
Mr. Marquez
(PEO #1) became President and Chief Executive Officer of the Company on March 11, 2022.
Mr. Schmid
(PEO #2), the Company’s prior President and Chief Executive Officer, stepped down from the role effective on the same date.

2	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
PEO #1

	2023	2022
Summary Compensation Table (“SCT”) Total	$2,248,413	$5,660,334
Less:
SCT—Stock Awards	—	(4,343,685)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(845,044)
Plus:
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year-end (“FYE”)	—	847,257
Change in fair value of awards granted in prior years unvested at FYE	—	(544,491)
Change in fair value of awards granted in prior years that met vesting conditions during FY	159,513	(15,106)
Compensation Actually Paid	$1,562,882	$1,604,309
PEO #2

	2022	2021	2020
Summary Compensation Table Total	$4,291,389	$26,169,529	$5,312,150
Less:
SCT—Stock Awards	—	(22,104,207)	(1,629,598)
SCT—Option Awards	—	—	(1,543,755)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(13,246,648)	(2,256,669)	—
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE	—	13,434,625	2,277,665
Change in fair value of awards granted in prior years unvested at FYE	—	208,654	281,159
Change in fair value of awards granted in prior years that met vesting conditions during FY	(94,927)	590,795	62,389
Compensation Actually Paid	$(9,050,186)	$16,042,728	$4,760,010

Average of
Non-PEO
NEOs

	2023	2022	2021	2020
Summary Compensation Table Total (Average)	$1,683,294	$2,715,165	$3,586,248	$1,648,091
Less:
SCT—Stock Awards		(1,621,070)	(2,178,772)	(301,225)
SCT—Option Awards		—	—	(71,341)
SCT—Change in Pension value and Non-Qualified Deferred Compensation Earnings	(19,947)	(894)	(26,736)	(31,535)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(222,148)	(201,203)	(251,068)	(147,782)
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE		101,343	612,789	397,084
Change in fair value of awards granted in prior years unvested at FYE		(303,296)	23,320	26,218
Vesting fair value of awards granted in FY that vested during the FY		8,660	—	—
Change in fair value of awards granted in prior years that met vesting conditions during FY	57,903	(13,816)	53,208	3,350
Service cost for defined benefit and actuarial pension plans	9,429	13,500	23,250	19,800
Compensation Actually Paid	$1,508,530	$698,389	$1,842,238	$1,542,660

3	The following table sets for the individuals included in the non-PEO NEO Average for each fiscal year presented above:

2023	2022	2021	2020
James Barna	Jeffrey Rutherford	Jeffrey Rutherford	Jeffrey Rutherford
Jonathan Myers	Ulrich Näher	Ulrich Näher	Ulrich Näher
Elizabeth Radigan	David Caldwell	Olaf Heyden	Olaf Heyden
Ilhami Cantadurucu	Jonathan Leiken	Jonathan Leiken	Jonathan Leiken
Jeffrey Rutherford	Elizabeth Patrick		Alan Kerr
Olaf Heyden
Hermann Wimmer

4
Consistent with Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “
Company TSR” and
“
Peer Group TSR
” reflect the value, as of the end of 2023, of a hypothetical initial investment of $100 made on August 14, 2023 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company TSR, the Company, and with respect to Peer Group TSR, the S&P MidCap 400 index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to emergence (including fiscal years 2022, 2021, and 2020), neither Company TSR nor Peer Group TSR are presented for such periods.

5
The Committee determined that
Non-GAAP
OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2023. More information about
Non-GAAP
OP can be found under the heading “
Definitions of Key Compensation Terms
” in the “
Compensation Discussion and Analysis
.” This performance measure may not have been the most important financial performance measure for years 2022, 2021 or 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

6
Includes $1,358.3 million of net income attributable to (i) the pre-Emergence
Company for the period from January 1, 2023 through August 11, 2023 and (ii) the post-Emergence Company for the period from August 12, 2023 through December 31, 2023.

Company Selected Measure Name	Non-GAAP OP
Named Executive Officers, Footnote
3	The following table sets for the individuals included in the non-PEO NEO Average for each fiscal year presented above:

2023	2022	2021	2020
James Barna	Jeffrey Rutherford	Jeffrey Rutherford	Jeffrey Rutherford
Jonathan Myers	Ulrich Näher	Ulrich Näher	Ulrich Näher
Elizabeth Radigan	David Caldwell	Olaf Heyden	Olaf Heyden
Ilhami Cantadurucu	Jonathan Leiken	Jonathan Leiken	Jonathan Leiken
Jeffrey Rutherford	Elizabeth Patrick		Alan Kerr
Olaf Heyden
Hermann Wimmer

Peer Group Issuers, Footnote	Consistent with Regulation
S-K
Section 203(e)(3), the amounts set forth under the headings “
Company TSR” and
“
Peer Group TSR
	” reflect the value, as of the end of 2023, of a hypothetical initial investment of $100 made on August 14, 2023 (the date that the Company’s common stock was registered under Section 12 of the Exchange Act) into, with respect to Company TSR, the Company, and with respect to Peer Group TSR, the S&P MidCap 400 index. Because the class of Company securities currently registered under Section 12 of the Exchange Act is not the same class of Company securities that was registered in the periods prior to emergence (including fiscal years 2022, 2021, and 2020), neither Company TSR nor Peer Group TSR are presented for such periods.
Adjustment To PEO Compensation, Footnote
2	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
PEO #1

	2023	2022
Summary Compensation Table (“SCT”) Total	$2,248,413	$5,660,334
Less:
SCT—Stock Awards	—	(4,343,685)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(845,044)
Plus:
Fair value of awards granted during fiscal year (“FY”) outstanding and unvested at fiscal year-end (“FYE”)	—	847,257
Change in fair value of awards granted in prior years unvested at FYE	—	(544,491)
Change in fair value of awards granted in prior years that met vesting conditions during FY	159,513	(15,106)
Compensation Actually Paid	$1,562,882	$1,604,309
PEO #2

	2022	2021	2020
Summary Compensation Table Total	$4,291,389	$26,169,529	$5,312,150
Less:
SCT—Stock Awards	—	(22,104,207)	(1,629,598)
SCT—Option Awards	—	—	(1,543,755)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(13,246,648)	(2,256,669)	—
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE	—	13,434,625	2,277,665
Change in fair value of awards granted in prior years unvested at FYE	—	208,654	281,159
Change in fair value of awards granted in prior years that met vesting conditions during FY	(94,927)	590,795	62,389
Compensation Actually Paid	$(9,050,186)	$16,042,728	$4,760,010

Non-PEO NEO Average Total Compensation Amount	$ 1,683,294	$ 2,715,165	$ 3,586,248	$ 1,648,091
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,508,530	698,389	1,842,238	1,542,660
Adjustment to Non-PEO NEO Compensation Footnote
Average of
Non-PEO
NEOs

	2023	2022	2021	2020
Summary Compensation Table Total (Average)	$1,683,294	$2,715,165	$3,586,248	$1,648,091
Less:
SCT—Stock Awards		(1,621,070)	(2,178,772)	(301,225)
SCT—Option Awards		—	—	(71,341)
SCT—Change in Pension value and Non-Qualified Deferred Compensation Earnings	(19,947)	(894)	(26,736)	(31,535)
Prior FYE fair value for awards that failed to meet vesting conditions during FY	(222,148)	(201,203)	(251,068)	(147,782)
Plus:
Fair value of awards granted during FY outstanding and unvested at FYE		101,343	612,789	397,084
Change in fair value of awards granted in prior years unvested at FYE		(303,296)	23,320	26,218
Vesting fair value of awards granted in FY that vested during the FY		8,660	—	—
Change in fair value of awards granted in prior years that met vesting conditions during FY	57,903	(13,816)	53,208	3,350
Service cost for defined benefit and actuarial pension plans	9,429	13,500	23,250	19,800
Compensation Actually Paid	$1,508,530	$698,389	$1,842,238	$1,542,660

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Diebold Total Shareholder Return (“TSR”) and “Compensation Actually Paid”
For the post-Emergence period beginning on August 14, 2023 (the first day our shares of common stock were listed for trading on the NYSE) through December 31, 2023, our TSR increased from $100.00 to $140.74. Because all of the Company’s existing equity-based awards were cancelled upon Emergence, Compensation Actually Paid does not have a significant relationship to the Company’s TSR for 2023. In future years, as equity-based grants are reintroduced into the Company’s executive compensation programs, we expect that the portions of Compensation Actually Paid which reflect or are derived from our stock price will have a value significantly correlated to Company TSR.

Compensation Actually Paid vs. Net Income
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements are tracked through our use of
Non-GAAP
OP / Adjusted EBITDA metrics in our annual incentive plan and for the first year of performance of our 2023 performance cash awards, and a cumulative Adjusted EBITDA metric has been used in past years with our performance share units. Accordingly, “Compensation Actually Paid” reflects the value of: (a) bonuses earned in 2020 (a payout of 71% of the target annual bonus for named executive officers resulting solely from achievement against
Non-GAAP
OP) (b) bonuses earned in 2021 (a payout of approximately 61% of the target annual bonus for named executive officers in 2021, approximately half of which was attributed to
Non-GAAP
OP achievement); (c) no payments under the 2022 annual incentive plan or long-term performance incentives that could have vested in 2021 or 2022; and (d) bonuses earned for 2023 (a payout of approximately 75% of the target annual bonus for the CEO and approximately 83% of the target annual bonus for the other Named Executive Officers, approximately half of which was attributable to
Non-GAAP
OP achievement).

Compensation Actually Paid vs. Company Selected Measure
Relationship Between
Non-GAAP
OP and “Compensation Actually Paid”
Non-GAAP
OP (as defined under the heading “
Compensation Discussion and Analysis—Definition of Key Compensation Terms
” above) has served as a critical financial performance measure (50% weighting) upon which annual incentive plan bonuses have been able to be earned since 2020. As noted above, in 2023
Non-GAAP
OP was also employed as a metric for the first year of our 2023 performance cash awards. Accordingly, “Compensation Actually Paid” reflects: (a) bonuses earned in 2020 (a payout of 71% of the target annual bonus for named executive officers resulting solely from achievement against
Non-GAAP
OP) (b) bonuses earned in 2021 (a payout of approximately 61% of the target annual bonus for named executive officers in 2021, approximately half of which was attributed to
Non-GAAP
OP achievement); (c) no payments under the 2022 annual incentive plan or long-term performance incentives that could have vested in 2021 or 2022; and (d) bonuses earned in 2023 (a payout of approximately 75% of the target annual bonus for the CEO and approximately 83% of the target annual bonus for the other Named Executive Officers, approximately half of which was attributable to
Non-GAAP
OP achievement).

Total Shareholder Return Vs Peer Group
Comparison Between Diebold TSR and Peer Group TSR
For the post-Emergence period beginning on August 14, 2023 (the first day our shares of common stock were listed for trading on the NYSE) through December 31, 2023, the Company’s TSR has increased by approximately 41%, while the TSR of the S&P 400 Midcap Index has increased by approximately 4% over the same period. Relative performance measured against the S&P 400 Midcap Index has, from time to time, been included as a performance measure for certain of the Company’s long-term incentive vehicles, most recently performance-based grants covering a performance period from 2018-2020. Because the Company’s relative TSR performance for that grant cycle did not meet threshold performance against the S&P 400 Midcap Index, these grants were forfeited thus reducing the “Compensation Actually Paid” to named executive officers in 2020.

Tabular List, Table
MOST IMPORTANT FINANCIAL MEASURES
The below tabular list identifies the financial measures deemed by the People and Compensation Committee to be the most important financial measures for linking the compensation of the Company’s named executive officers to the performance of the Company:

MOST IMPORTANT FINANCIAL MEASURES
Consolidated Non-GAAP Operating Profit
Revenue Units (ATM)
Revenue Units (SCO)
Revenue Units (ePOS)

Total Shareholder Return Amount	$ 134.65
Peer Group Total Shareholder Return Amount	105.81
Net Income (Loss)	$ 1,376,100,000	$ (581,400,000)	$ (78,800,000)	$ (269,100,000)
Company Selected Measure Amount	344,390,000	197,500,000	332,700,000	335,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Non-GAAP Operating Profit
Non-GAAP Measure Description	The Committee determined that
Non-GAAP
OP was the most important financial performance metric used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2023. More information about
Non-GAAP
OP can be found under the heading “
Definitions of Key Compensation Terms
” in the “
Compensation Discussion and Analysis
	.” This performance measure may not have been the most important financial performance measure for years 2022, 2021 or 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Units (ATM)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Units (SCO)
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Units (ePOS)
Mr. Marquez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,248,413	$ 5,660,334
PEO Actually Paid Compensation Amount	$ 1,562,882	1,604,309
PEO Name	Mr. Marquez
Mr. Schmid [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,291,389	$ 26,169,529	$ 5,312,150
PEO Actually Paid Compensation Amount		(9,050,186)	16,042,728	4,760,010
PEO Name	Mr. Schmid
PEO | Mr. Marquez [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,343,685)
PEO | Mr. Marquez [Member] | Prior FYE fair value for awards that failed to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (845,044)
PEO | Mr. Marquez [Member] | Fair value of awards granted during fiscal year (FY) outstanding and unvested at fiscal yearend (FYE) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		847,257
PEO | Mr. Marquez [Member] | Change in fair value of awards granted in prior years unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(544,491)
PEO | Mr. Marquez [Member] | Change in fair value of awards granted in prior years that met vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,513	(15,106)
PEO | Mr. Schmid [Member] | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,104,207)	(1,629,598)
PEO | Mr. Schmid [Member] | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,543,755)
PEO | Mr. Schmid [Member] | Prior FYE fair value for awards that failed to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,246,648)	(2,256,669)
PEO | Mr. Schmid [Member] | Change in fair value of awards granted in prior years unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			208,654	281,159
PEO | Mr. Schmid [Member] | Change in fair value of awards granted in prior years that met vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(94,927)	590,795	62,389
PEO | Mr. Schmid [Member] | Fair value of awards granted during FY outstanding and unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,434,625	2,277,665
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,621,070)	(2,178,772)	(301,225)
Non-PEO NEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(71,341)
Non-PEO NEO | Prior FYE fair value for awards that failed to meet vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,148)	(201,203)	(251,068)	(147,782)
Non-PEO NEO | Change in fair value of awards granted in prior years unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(303,296)	23,320	26,218
Non-PEO NEO | Change in fair value of awards granted in prior years that met vesting conditions during FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,903	(13,816)	53,208	3,350
Non-PEO NEO | SCT Change in Pension value and NonQualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,947)	(894)	(26,736)	(31,535)
Non-PEO NEO | Vesting fair value of awards granted in FY that vested during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,660
Non-PEO NEO | Service cost for defined benefit and actuarial pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,429	13,500	23,250	19,800
Non-PEO NEO | Fair value of awards granted during FY outstanding and unvested at FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 101,343	$ 612,789	$ 397,084